Prepaid expenses and deposits (Tables)	12 Months Ended
Jun. 30, 2025
Prepaid Expenses And Deposits
Schedule of prepaid expenses and deposits

	June 30, 2025	June 30, 2024

Construction in progress deposits	$7,963	$2,543
Other prepaids and deposits	2,330	584
Balance, end of year	$10,293	$3,127

Current	9,558	3,127
Non-current	735	-
	$10,293	$3,127